Investment Objectives and Goals	Mar. 01, 2026
CIBC Atlas Disciplined Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	CIBC ATLAS DISCIPLINED EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the CIBC Atlas Disciplined Equity Fund (the “Fund”) is to seek long-term capital appreciation and,
Objective, Secondary [Text Block]	secondarily, current income.
CIBC Atlas Mid Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	CIBC ATLAS MID CAP EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CIBC Atlas Mid Cap Equity Fund (the “Fund”) seeks long-term capital appreciation.
CIBC Atlas Income Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	CIBC ATLAS INCOME OPPORTUNITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CIBC Atlas Income Opportunities Fund (the “Fund”) seeks current income and long-term capital appreciation.
CIBC ATLAS ALL CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	CIBC ATLAS ALL CAP GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the CIBC Atlas All Cap Growth Fund (the “Fund”) is long-term capital appreciation.
CIBC ATLAS EQUITY INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	CIBC ATLAS EQUITY INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CIBC Atlas Equity Income Fund (the “Fund”) seeks current income and long-term capital appreciation.
CIBC ATLAS INTERNATIONAL GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	CIBC ATLAS INTERNATIONAL GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CIBC Atlas International Growth Fund (the “Fund”) seeks to provide long-term capital appreciation.